Revenue	6 Months Ended
Jun. 30, 2025
Revenue
Revenue

15.Revenue

	For the six-month ended
	June 30,
	2024	2025
Digital Assets Services and Solution (Note)
Wealth management solutions	1,197	21,462
Execution solutions	53	4,684
Payment solutions	628	1,655
	1,878	27,801
Online Advertising and SaaS Solutions
Sales agent	—	372
Cost-plus	—	543
Specified actions	—	4,908
SaaS products and services	—	2,279
	—	8,102

Total revenues	1,878	35,903

Note:

In connection with the consummation of merger, we entered into intercompany services agreements with certain wholly owned subsidiaries of our parent, Amber Group Limited. These agreements would afford us with substantially the same economic benefits as the transactions contemplated under the merger agreement signed in connection with the Merger, pending certain regulatory approvals for DWM Asset Restructuring contemplated under the merger agreement. This includes our entitlement to 100% of the consolidated net income generated from certain contracts associated with WhaleFin Technologies Limited (the “WFTL Assigned Contracts”) effective from January 1, 2025. Therefore, our results for the first half of 2025 have included the net income from WFTL Assigned Contracts, which was not reflected in our results for the first half of 2024.

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the geographical location where customers are located.

	For the six-month ended
	June 30,
	2024	2025
Asia	587	9,163
North America	852	12,065
Africa	357	14,639
Europe	82	27
Others	—	9
	1,878	35,903